Liberty Small-Cap Value Fund
                             Class A, B and C Shares

                         Supplement to Prospectus dated
                                November 1, 2001

The Prospectus is amended as follows:

1. The first paragraph under the caption Principal Investment Strategies is revised in its entirety as follows:

     Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. Small capitalization stocks are stocks with market capitalizations equal to or less than the largest stock in the S&P SmallCap 600 Index ($6.6 billion as of September 30, 2001). When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued.

2. The Fund is changing its primary benchmark to the S&P SmallCap 600/Barra Value Index (Barra Value Index), an unmanaged index that tracks the performance of value stocks, as determined by low price-to-book ratios included in the S&P SmallCap 600 Index. The Fund's returns have been compared to the Russell 2000 Index and the S&P SmallCap 600 Index, each of which is an unmanaged index that tracks the performance of small capitalization stocks. The advisor believes that the Barra Value Index, because of its greater emphasis on value stocks, more accurately reflects the Fund's value investing strategy and should allow for more meaningful performance comparisons. For the 1-year, 5-year and 10-year periods ended December 31, 2000, the average annual returns for the Barra Value Index were 20.86%, 15.26% and N/A, respectively.


769-36/385I-1201                                               December 27, 2001

                          Liberty Small-Cap Value Fund
                                    Z Shares

                         Supplement to Prospectus dated
                                November 1, 2001

The Prospectus is amended as follows:

1. The first paragraph under the caption Principal Investment Strategies is revised in its entirety as follows:

     Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. Small capitalization stocks are stocks with market capitalizations equal to or less than the largest stock in the S&P SmallCap 600 Index ($6.6 billion as of September 30, 2001). When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued.

2. The Fund is changing its primary benchmark to the S&P SmallCap 600/Barra Value Index (Barra Value Index), an unmanaged index that tracks the performance of value stocks, as determined by low price-to-book ratios included in the S&P SmallCap 600 Index. The Fund's returns have been compared to the Russell 2000 Index and the S&P SmallCap 600 Index, each of which is an unmanaged index that tracks the performance of small capitalization stocks. The advisor believes that the Barra Value Index, because of its greater emphasis on value stocks, more accurately reflects the Fund's value investing strategy and should allow for more meaningful performance comparisons. For the 1-year, 5-year and 10-year periods ended December 31, 2000, the average annual returns for the Barra Value Index were 20.86%, 15.26% and N/A, respectively.


769-36/386I-1201                                               December 27, 2001